Discontinued Operations - Components of Gain From Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Major classes of line items constituting gain from discontinued operations:
Loss from discontinued operations, before income taxes	$ (1,650)	$ 28,185
(Loss) gain on disposal of discontinued operations	(1,650)	30,672
Total (loss) gain from discontinued operations, net of income taxes	(1,650)	28,185
Spaceflight Inc.
Major classes of line items constituting gain from discontinued operations:
Revenue - launch services	0	26,925
Total operating cost and expenses	0	29,393
Operating loss	0	(2,468)
Loss from discontinued operations, before income taxes	0	(2,487)
(Loss) gain on disposal of discontinued operations	(1,650)	30,672
Total (loss) gain from discontinued operations, net of income taxes	$ (1,650)	$ 28,185